Insurance finance income and expense - Summary of insurance finance income and expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	₩ (99,439)	₩ (516,097)
Insurance finance income and expense recognized as other comprehensive income (*)	(3,171,486)	(2,961,019)
Reinsurance finance income and expense recognized in other comprehensive income (*)	(2,073)	(28,283)
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(3,272,998)	(3,505,399)
General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(13,888)	31,760
Insurance finance income and expense recognized as other comprehensive income (*)	(3,124,198)	(2,970,845)
Reinsurance finance income and expense recognized in other comprehensive income (*)	(2,098)	(28,276)
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(3,140,184)	(2,967,361)
Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(85,506)	(547,819)
Insurance finance income and expense recognized as other comprehensive income (*)	(47,215)	9,841
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(132,721)	(537,978)
Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	0	0
Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	(47)	(15)
Reinsurance finance income and expense recognized in other comprehensive income (*)	7	(7)
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(40)	(22)
General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(45)	(38)
Insurance finance income and expense recognized as other comprehensive income (*)	(26)	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	18	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(53)	(38)
Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	0	0
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	202,370	143,102
Insurance finance expenses	301,802	659,161
Insurance contracts issued [member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	35,658	52,040
Insurance finance expenses	49,586	20,280
Insurance contracts issued [member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	166,710	91,062
Insurance finance expenses	252,216	638,881
Insurance contracts issued [member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	2	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	13,896	13,656
Insurance finance expenses	48,410	19,345
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	13,896	13,656
Insurance finance expenses	48,410	19,345
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	188,474
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	21,762
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	166,710
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	2
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Insurance contracts issued [member] | Other Effects [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		129,446
Insurance finance expenses	253,392	639,816
Insurance contracts issued [member] | Other Effects [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		38,384
Insurance finance expenses	1,176	935
Insurance contracts issued [member] | Other Effects [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		91,062
Insurance finance expenses	252,216	638,881
Insurance contracts issued [member] | Other Effects [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Other Effects [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Other Effects [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Other Effects [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income		0
Insurance finance expenses	0	0
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	202,363	143,064
Reinsurance contracts held [member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	35,698	52,040
Reinsurance contracts held [member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	166,710	91,062
Reinsurance contracts held [member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Reinsurance contracts held [member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Reinsurance contracts held [member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	(45)	(38)
Reinsurance contracts held [member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	(7)	(38)
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	40	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	(47)	(38)
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	₩ 0	₩ 0